General information and organization - Summary of Condensed Separate Financial Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Total current assets	¥ 34,544	¥ 29,936
Total non-current assets	55,900	45,600
Total assets	90,444	75,536
Total current liabilities	(16,550)	(12,014)
Total non-current liabilities	(4,168)	(6,320)
Total liabilities	(20,718)	(18,334)
Total revenues	28,401	27,752	¥ 28,339
Net loss	7,109	5,220	3,839
Net cash (outflow)/inflow from operating activities	10,275	7,337	7,481
Net cash outflow from investing activities	(6,818)	(1,863)	(1,446)
Net cash inflow/(outflow) from financing activities	(3,830)	(1,538)	(3,419)
Cash and cash equivalents at beginning of the year	13,567	9,555	6,591
Exchange differences on cash and cash equivalents	(30)	76	348
Cash and cash equivalents at end of the year	13,164	13,567	9,555
VIEs And Subsidiaries Of VIEs [Member]
Statements [Line Items]
Total current assets	11,837	11,077
Total non-current assets	7,203	7,141
Total assets	19,040	18,218
Total current liabilities	(7,023)	(6,632)
Total non-current liabilities	(344)	(317)
Total liabilities	(7,367)	(6,949)
Total revenues	27,180	26,770	27,426
Net loss	(723)	(302)	(432)
Net cash (outflow)/inflow from operating activities	406	518	(17)
Net cash outflow from investing activities	(323)	(430)	(379)
Net cash inflow/(outflow) from financing activities	77	(40)	252
Net (decrease)/increase in cash and cash equivalents	160	48	(144)
Cash and cash equivalents at beginning of the year	538	490	634
Exchange differences on cash and cash equivalents	(1)
Cash and cash equivalents at end of the year	¥ 697	¥ 538	¥ 490